Other expenses and income (Tables)	12 Months Ended
Jun. 30, 2025
Other expenses and income
Schedule of other expenses and income

	2025	2024	2023
for the year ended 30 June	Rm	Rm	Rm
Includes:
Derivative gains¹	(2 003)	(2 364)	(3 287)
Translation losses/(gains)	897	839	(2 728)
Trade and other receivables	178	485	(1 436)
Trade and other payables	88	241	171
Foreign currency loans	(238)	263	161
Other²	869	(150)	(1 624)
Exploration expenditure and feasibility costs	509	422	751
Professional fees	1 821	2 076	2 455
Expected credit losses (released)/raised	(76)	189	234
Other income	(6 462)	(4 025)	(5 181)
1	Relates mainly to the Group’s hedging activities and embedded derivatives. Refer to note 35.
2	Relates mainly to the effect of the strengthening of the Rand on the translation of foreign operations and intergroup exposure on foreign currency loans.